Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Registrant Name	Costamare Inc.
Entity Central Index Key	0001503584
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	67,800,000
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets As of December 31, 2011 and June 30, 2012 (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS [Abstract]:
Cash and cash equivalents	$ 241,690	$ 97,996
Restricted cash	12,604	7,371
Receivables	2,936	2,150
Inventories	12,649	9,335
Due from related parties	521	3,585
Insurance claims receivables	2,681	3,076
Accrued charter revenue	14,176	13,428
Prepayments and other	3,054	1,910
Total current assets	290,311	138,851
FIXED ASSETS, NET [Abstract]:
Advances for vessel acquisitions	217,569	148,373
Vessels, net	1,618,178	1,618,887
Total fixed assets, net	1,835,747	1,767,260
NON CURRENT ASSETS [Abstract]:
Deferred charges, net	32,160	32,641
Restricted cash	41,740	38,707
Accrued charter revenue	5,605	5,086
Total assets	2,205,563	1,982,545
CURRENT LIABILITIES [Abstract]:
Current portion of long-term debt	161,170	153,176
Accounts payable	6,220	4,057
Accrued liabilities	13,621	13,455
Unearned revenue	6,988	6,901
Fair value of derivatives	52,472	46,481
Other current liabilities	2,429	2,519
Total current liabilities	242,900	226,589
NON CURRENT LIABILITIES [Abstract]:
Long-term debt, net of current portion	1,391,318	1,290,244
Fair value of derivatives, net of current portion	131,036	125,194
Unearned revenue, net of current portion	11,257	10,532
Total non current liabilities	1,533,611	1,425,970
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY [Abstract]:
Common Stock	7	6
Additional paid-in capital	620,554	519,971
Accumulated deficit	(37,760)	(48,854)
Accumulated other comprehensive loss	(153,749)	(141,137)
Total stockholders' equity	429,052	329,986
Total liabilities and stockholders' equity	$ 2,205,563	$ 1,982,545

Unaudited Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
REVENUES [Abstract]:
Voyage revenue	$ 196,076	$ 180,279
EXPENSES [Abstract]:
Voyage expenses	(2,283)	(2,521)
Voyage expenses-related parties	(1,452)	(1,357)
Vessels' operating expenses	(56,365)	(55,733)
General and administrative expenses	(2,099)	(2,465)
Management fees-related parties	(7,573)	(7,483)
Amortization of drydocking and special survey costs	(3,936)	(4,043)
Depreciation	(39,881)	(38,013)
Gain on sale/disposal of vessels, net	1,303	10,771
Foreign exchange gains	192	73
Operating income	83,982	79,508
OTHER INCOME (EXPENSES) [Abstract]:
Interest income	716	309
Interest and finance costs	(38,237)	(36,106)
Other	(101)	477
Gain (loss) on derivative instruments	(679)	(69)
Total other income (expenses)	(38,301)	(35,389)
Net Income	$ 45,681	$ 44,119
Earnings per common share, basic and diluted	$ 0.71	$ 0.73
Weighted average number of shares, basic and diluted	64,462,088	60,300,000

Unaudited Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net income for the period [Abstract]
Net income for the period	$ 45,681	$ 44,119
Other comprehensive income/ (loss) [Abstract]
Unrealized loss on cash flow hedges	(11,154)	(6,236)
Unrealized gain on available for sale securities	0	7
Net settlements on interest rate swaps qualifying for cash flow hedge	(1,458)	(861)
Other comprehensive income/ (loss) for the period	(12,612)	(7,090)
Total comprehensive income for the period	$ 33,069	$ 37,029

Unaudited Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance as of, Value at Dec. 31, 2010	$ 362,142	$ 6	$ 519,971	$ (82,895)	$ (74,940)
Balance as of, Shares at Dec. 31, 2010		60,300,000
Net income	44,119				44,119
Dividends	(30,150)				(30,150)
Other comprehensive income/ (loss)	(7,090)			(7,090)
Balance as of, value at Jun. 30, 2011	369,021	6	519,971	(89,985)	(60,971)
Balance as of, shares at Jun. 30, 2011		60,300,000
Balance as of, Value at Dec. 31, 2011	329,986	6	519,971	(141,137)	(48,854)
Balance as of, Shares at Dec. 31, 2011		60,300,000
Net income	45,681				45,681
Dividends	(34,587)				(34,587)
Other comprehensive income/ (loss)	(12,612)			(12,612)
Follow-on offering proceeds, net, value	100,584	1	100,583
Follow-on offering proceeds, net, shares		7,500,000
Balance as of, value at Jun. 30, 2012	$ 429,052	$ 7	$ 620,554	$ (153,749)	$ (37,760)
Balance as of, shares at Jun. 30, 2012		67,800,000

Unaudited Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES [Abstract]:
Net income	$ 45,681	$ 44,119
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]:
Depreciation	39,881	38,013
Amortization and write off of financing costs	540	1,335
Amortization of deferred drydocking and special survey	3,936	4,043
Amortization of unearned revenue	(313)	(322)
Net settlements on interest rate swaps qualifying for cash flow hedge	(1,458)	(861)
Loss (gain) on derivative instruments	679	69
Gain on sale/disposal of vessels, net	(1,303)	(10,771)
Loss (gain) on sale of investments	0	7
Changes in Operating Assets and Liabilities [Abstract]:
Receivables	(786)	(169)
Due from related parties	3,064	(731)
Inventories	(3,314)	(3,381)
Claims receivable	395	(1,687)
Prepayments and other	(1,144)	(642)
Accounts payable	2,163	2,262
Due to related parties	0	338
Accrued liabilities	167	1,305
Unearned revenue	(992)	393
Other liabilities	(90)	431
Drydockings	(4,069)	(6,122)
Accrued charter revenue	985	15,442
Net Cash provided by Operating Activities	84,022	83,071
CASH FLOWS FROM INVESTING ACTIVITIES [Abstract]:
Advances for vessels acquisitions	(69,196)	(145,780)
Vessels acquisitions/ Additions to vessel cost	(54,900)	(74,843)
Proceeds from sale of available for sale securities	0	6,082
Proceeds from the sale of vessels, net	17,426	19,005
Net cash used in Investing Activities	(106,670)	(195,536)
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]:
Proceeds from long-term debt	199,300	107,593
Repayment of long-term debt	(90,232)	(49,321)
Payment of financing costs	(457)	(2,948)
Follow-on offering proceeds, net of related expenses	100,584	0
Dividends paid	(34,587)	(30,150)
(Increase) decrease in restricted cash	(8,266)	(2,855)
Net cash provided by Financing Activities	166,342	22,319
Net increase / (decrease) in cash and cash equivalents	143,694	(90,146)
Cash and cash equivalents at beginning of the period	97,996	159,774
Cash and cash equivalents at end of the period	241,690	69,628
SUPPLEMENTAL CASH INFORMATION [Abstract]:
Cash paid during the period for interest	$ 13,500	$ 9,874

Organization Consolidation and Presentation of Financial Statements	6 Months Ended
Jun. 30, 2012
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Basis of Presentation and General Information [Text Block]

1. Basis of Presentation and General Information:
The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare was formed on April 21, 2008, under the laws of the Republic of Marshall Islands.
Costamare was incorporated as part of a reorganization to acquire the ownership interest in 53 ship-owning companies (the “predecessor companies”) owned by the Konstantakopoulos family (Vasileios Konstantakopoulos and his three sons Messrs. Konstantinos Konstantakopoulos, Achillefs Konstantakopoulos and Christos Konstantakopoulos, together the “Family”). The reorganization was completed in November 2008. On November 4, 2010, Costamare completed its initial public offering in the United States under the United States Securities Act of 1933, as amended. Furthermore, on March 22, 2012, the Company completed a follow-on public offering in the United States under the United States Securities Act of 1933, as amended. In this respect 7,500,000 shares at par value $0.0001 were issued at a public offering price of $14.10 per share, increasing the issued share capital to 67,800,000 shares. At June 30, 2012, members of the Family owned, directly or indirectly, approximately 70.4% of the outstanding common shares, in the aggregate.
As of December 31, 2011 and June 30, 2012, the Company owned and operated a fleet of 46 container vessels with a total carrying capacity of approximately 233,980 TEU and 237,030 TEU, respectively, through wholly-owned subsidiaries incorporated in the Republic of Liberia, providing worldwide marine transportation services by chartering its container vessels to some of the world's leading liner operators under long, medium and short-term time charters.
At June 30, 2012, Costamare had 82 wholly owned subsidiaries, all incorporated in the Republic of Liberia out of which, 46 operate vessels, 24 sold or disposed their vessels and became dormant, ten were established in 2010 and 2011, to be used for the acquisition of ten newbuild vessels (Note 6) and two were established to be used for future vessel acquisitions.
Revenues for the six month periods ended June 30, 2011 and 2012, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2011	2012
A	35%	33%
B	16%	23%
C	16%	17%
D	10%	10%
Total	77%	83%

Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]:
Significant Accounting Policies and Recent Accounting Pronouncements [Text Block]

2. Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company's significant accounting policies can be found in the Company's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2011. There have been no material changes to these policies in the six-month period ended June 30, 2012.

Related Party Transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]:
Transactions with Related Parties [Text Block]

3. Transactions with Related Parties:
(a) Costamare Shipping Company S.A. (the “Manager” or “Costamare Shipping”): Costamare Shipping is a ship management company wholly-owned by Mr. Konstantinos Konstantakopoulos, the Company's Chief Executive Officer, and as such is not part of the consolidated group of the Company, but is a related party. With effect from the consummation of the Company's Initial Public Offering on November 4, 2010 (Note 1), Costamare Shipping receives a daily fee of $0.850 for each containership that is subject to any charter other than a bareboat charter ($0.700 prior to November 4, 2010) and $0.425 in the case of a containership subject to a bareboat charter, prorated for the calendar days the Company owns each containership and for the three-month period following the date of the sale of a vessel, for providing the Company with general administrative services, certain commercial services, director and officer related insurance services and the provision of officers (but not for payment of such officer's compensation for their services). With effect from the consummation of the Company's Initial Public Offering on November 4, 2010 (Note 1), Costamare Shipping receives $1,000 annually on a prorated basis for the services of the Company's officers in aggregate. Furthermore, Costamare Shipping is providing the Company's vessels flying the Greek, the Hong Kong and Liberian (Prosper) flags, with technical, commercial, insurance, accounting, provisions, sale and purchase, crewing and bunkering services, subcontracting certain of these services in respect of the Hong Kong and Liberian (Prosper) flag vessels to Shanghai Costamare Ship Management Co., Ltd. (“Shanghai Costamare”), also a related party, under separate management agreements executed between Costamare Shipping and Shanghai Costamare for each vessel in exchange for a daily fixed fee. The Company also pays to Costamare Shipping (i) a flat fee of $700 for the supervision of the construction of any newbuild vessel contracted by the Company and (ii) a fee of 0.75% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each containership in the Company's fleet. Costamare Shipping has also undertaken the commercial management of the Company's vessels flying flags other than Greek, Hong Kong and Liberian (Prosper) under separate commercial management agreements with each respective ship-owning company. The technical management of such vessels is performed by CIEL Shipmanagement S.A. (“CIEL”), a related party, pursuant to separate agreements signed between each ship-owning company and CIEL in exchange for a daily fixed fee.
The initial term of the management agreement expires on December 31, 2015 and will be automatically extended in additional one-year increments until December 31, 2020, at which point it will expire. The management fee per day for each containership is fixed until December 31, 2012 and will thereafter be annually adjusted upwards by 4%, with further annual increases permitted to reflect the strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases. After the initial term expires on December 31, 2015, the Company will be able to terminate the management agreement, subject to a termination fee, by providing written notice to Costamare Shipping at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the lesser of (i) five and (ii) the number of full years remaining prior to December 31, 2020, times (b) the aggregate fees due and payable to Costamare Shipping during the 12-month period ending on the date of termination; provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.
Management fees charged by the Manager in the six-month periods ended June 30, 2011 and 2012, amounted to $5,853 and $6,026, respectively and are included in Management fees-related parties in the accompanying consolidated statements of income. In addition, following the consummation of the Company's Initial Public Offering on November 4, 2010, the Manager charged (i) $1,452 for the six-month period ended June 30, 2012 ($1,357 for the six-month period ended June 30, 2011), representing a fee of 0.75% on all gross revenues, as provided in the management agreements and is included in Voyage expenses - related parties in the accompanying consolidated statements of income for the six-month periods ended June 30, 2011 and 2012 and (ii) $500 for the  services of the Company's officers in aggregate which is included in General and administrative expenses in the accompanying consolidated statements of income for the six-month periods ended June 30, 2011 and 2012.
The balance due from the Manager at December 31, 2011 and June 30, 2012 amounted to $2,568 and $58, respectively, and are included in Due from related parties in the accompanying 2011 and 2012 consolidated balance sheets.
(b) Ciel Shipmanagement S.A. (“CIEL”): CIEL, a company incorporated in the Republic of Liberia, is owned 50.2% by the Company's chairman and chief executive officer and 49.8% by Mr. Dimitrios Lemonidis, CIEL's chief executive officer. CIEL is not part of the consolidated group of the Company but is a related party. CIEL provides the Company's vessels flying flags other than Greek, Hong Kong and Liberian (Prosper) certain shipping services such as technical support and maintenance, financial and accounting services, under separate management agreements signed between CIEL and each ship-owning company, in exchange for a daily fixed fee of $0.600 per vessel (2011: $0.600). CIEL specializes, although not exclusively, in managing containerships of up to 3,500 TEU. As of June 30, 2012, CIEL provided technical, crewing, provisions, bunkering, sale and purchase and accounting services, as well as certain commercial services, to eleven (twelve at December 31, 2011) of the Company's containerships. Management fees charged by CIEL in the six-month periods ended June 30, 2011 and 2012 amounted to $1,630 and $1,547, respectively, and are included in Management fees - related parties in the accompanying consolidated statements of income. The balance due from CIEL at December 31, 2011 and June 30, 2012, amounted to $1,017 and $463, respectively, and is included in Due from related parties in the accompanying consolidated balance sheets.
(c) Shanghai Costamare Ship Management Co. Ltd. (“Shanghai Costamare”): Shanghai Costamare is owned (indirectly) 70% by the Company's chairman and chief executive officer and 30% (indirectly) by Mr. Zhang Lei, a Chinese national who is Shanghai Costamare's chief executive officer. Shanghai Costamare is a company incorporated in Peoples' Republic of China in September 2004 and is not part of the consolidated group of the Company but is a related party. The technical, crewing, provisions, bunkering, sale and purchase and accounting services, as well as certain commercial services of certain of the Company's vessels has been subcontracted from the Manager to Shanghai Costamare. As of June 30, 2012, Shanghai Costamare provided such services to ten (nine as of December 31, 2011) of the Company's containerships, nine of which are flying the Hong Kong flag and one is flying the Liberian flag (Prosper). The balance due to Shanghai Costamare at both December 31, 2011 and June 30, 2012, was $nil.

Investments	6 Months Ended
Jun. 30, 2012
Available For Sale Securities [Abstract]:
Investments [Text Block]

4. Investments:
As at December 31, 2010, the Company held at fair value one Province of Ontario bond amounting to $6,080 upon maturity of which, on February 22, 2011, the Company collected the amount of $6,082 and the amount of $7 was transferred to Interest income in the accompanying June 30, 2011, consolidated statement of income, from Other Comprehensive Income.

Inventories	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]:
Inventories [Text Block]

5. Inventories:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December	June 30,
	31, 2011	2012
Bunkers	-	139
Lubricants	7,448	10,873
Spare parts	1,887	1,637
Total	9,335	12,649

Advances for Vessel Acquisitions	6 Months Ended
Jun. 30, 2012
Advances for Vessel Acquisitions Disclosure [Abstract]
Advances for Vessel Acquisitions [Text Block]

6. Advances for Vessels Acquisitions:
On September 21, 2010, the Company through its three wholly-owned subsidiaries, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., contracted, subject to the loan concluded on January 14, 2011 (Note 9), with a shipyard for the construction and purchase of three newbuild vessels (Hulls H1068A, H1069A and H1070A), each of approximately 9,000 TEU capacity at a contract price per newbuild vessel of $95,080. These three newbuild vessels are scheduled to be delivered between November 2013 and January 2014, and the Company entered into ten-year charter party agreements from their delivery from the shipyard at a daily rate of $43 each.
On January 28, 2011, the Company, through its two wholly- owned subsidiaries Jodie Shipping Co. and Kayley Shipping Co., contracted with a shipyard for the construction and purchase of two newbuild vessels (Hulls S 4010 and S 4011), each of approximately 9,000 TEU capacity. These two newbuild vessels are scheduled to be delivered to the Company by the end of 2012. The Company entered into ten-year charter party agreements from their delivery from the shipyard. Both the contract price and the daily charter rate are similar to those agreed regarding the three 9,000 TEU vessels discussed in the preceding paragraph.
On April 20, 2011, the Company, through its five wholly- owned subsidiaries Undine Shipping Co., Terance Shipping Co., Quentin Shipping Co., Raymond Shipping Co. and Sander Shipping Co., contracted with a shipyard for the construction and purchase of five newbuild vessels, each of approximately 8,800 TEU capacity. The five newbuild vessels are scheduled for delivery in the first three quarters of 2013 and the Company entered into long-term time charter agreements for the employment of each of the above newbuild vessels immediately upon delivery from the shipyard. Both the contract price and the daily charter rate are similar to those agreed on September 21, 2010 for the three approximately 9,000 TEU vessels discussed above.
The total aggregate price for all ten newbuild vessels is $953,740, payable in installments until their delivery, of which $209,981 was paid up to June 30, 2012 ($143,131 during the year ended December 31, 2011 and $66,850 during the six month period ended June 30, 2012).
The amount of $148,373 and $217,569 separately reflected in the accompanying December 31, 2011 and June 30, 2012, consolidated balance sheets respectively,  include amounts paid to the shipyards and other costs, as analyzed below:

	December 31, 2011	June 30, 2012
Pre-delivery installments	143,131	209,981
Capitalized interest and finance costs	2,773	4,863
Other capitalized costs	2,469	2,725
Total	148,373	217,569

Vessels	6 Months Ended
Jun. 30, 2012
Property Plant and Equipment [Abstract]:
Vessels, Net [Text Block]

7. Vessels, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	2,298,108	(679,221)	1,618,887
Depreciation	-	(39,881)	(39,881)
Vessel acquisitions and other vessels' cost	54,900	-	54,900
Disposals	(25,020)	9,292	(15,728)
Balance, June 30, 2012	2,327,988	(709,810)	1,618,178

During the six month period ended June 30, 2012, the Company acquired three second hand containerships MSC Ulsan, Koroni and Kyparissia at an aggregate price of $54,900.
During the six-month period ended June 30, 2012, the Company sold for scrap the container vessels Gather, Gifted and Genius I at an aggregate price of $18,384 and recognized a net gain of $1,303, which is separately reflected in gain on sale/disposal of vessels, net in the accompanying consolidated statement of income for the six-month period ended June 30, 2012.
During the year ended December 31, 2011, the Company acquired ten secondhand containerships: Prosper, MSC Pylos, Zagora, Marina, Konstantina, MSC Sudan II, MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni. The aggregate acquisition cost of the ten containerships was $193,063, of which $3,830 was advanced to the sellers as of December 31, 2010.
During the six month period ended June 30, 2011, the Company contracted to sell for scrap the vessels MSC Namibia, MSC Sierra, MSC Sudan at an aggregate price of $20,387. The vessels were delivered to their scrap buyers in April and May 2011 and recognized a gain of $10,771, which is separately reflected in the accompanying consolidated unaudited statement of income for the six-month period ended June 30, 2011.
As of June 30, 2012, one of the Company's vessels, having total carrying value of $4,751, was fully depreciated.
Forty-two of the Company's vessels, having a total carrying value of $1,483,951 as of June 30, 2012, have been provided as collateral to secure the long-term debt discussed in Note 9.

Deferred Charges	6 Months Ended
Jun. 30, 2012
Deferred Charges Disclosure [Abstract]:
Deferred Charges [Text Block]

8. Deferred Charges:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, December 31, 2011	11,923	20,718	32,641
Additions	457	4,069	4,526
Amortization	(526)	(3,936)	(4,462)
Write-off	(14)	(531)	(545)
Balance, June 30, 2012	11,840	20,320	32,160

Financing costs represent fees paid to the lenders for the conclusion of the bank loans discussed in Note 9. The amortization of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income and the amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.
During the six month periods ended June 30, 2011 and 2012, eight vessels and two vessels, respectively, underwent their special survey.

Long-Term Debt	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Abstract]:
Long-Term Debt [Text Block]

9. Long-Term Debt:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

			December 31, 2011	June 30, 2012
Borrower(s)
1.	Credit Facility		857,055	812,110
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	118,500	114,000
	2.	Mas Shipping Co.	62,250	58,500
	3.	Montes Shipping Co. and Kelsen Shipping Co.	114,000	108,000
	4.	Marathos Shipping Inc.	5,700	3,800
	5.	Capetanissa Maritime Corporation	65,000	62,500
	6.	Rena Maritime Corporation	62,500	60,000
	7.	Bullow Investments Inc.	3,500	2,000
	8.	Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	10,437	-
	9.	Costamare Inc.	79,538	110,928
	10.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	-	-
	11.	Costamare Inc.	26,740	53,480
	12.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	22,920	38,200
	13.	Raymond Shipping Co. and Terance Shipping Co.	15,280	22,920
	14.	Costamare Inc.	-	106,050
			586,365	740,378
		Total	1,443,420	1,552,488
		Less-current portion	(153,176)	(161,170)
		Long-term portion	1,290,244	1,391,318

1. Credit Facility: On July 22, 2008, the Company signed a loan agreement with a consortium of banks, for a $1,000,000 Credit Facility (the “Facility”) for general corporate and working capital purposes. The Company used $631,340 of the proceeds from the Facility to repay existing indebtedness. The Facility bears interest at the 3, 6, 9 or 12 months (at the Company's option) LIBOR plus margin. Upon the sale of MSC Antwerp in May 2009, the Company repaid $10,655 of the Facility. On April 4, 2011, the Company, following the sale of vessel MSC Namibia, repaid $6,610 of the Facility. Furthermore, on April 11, 2011, the Company drew down the amount of $80,852 under the Facility, which equaled the undrawn balance of the Facility as of that date of $74,242 and the amount of $6,610 discussed above. The drawdown was secured by a first priority mortgage on vessel Cosco Hellas.
The outstanding balance of the Facility as of June 30, 2012, is repayable in 24 equal, consecutive quarterly installments, of $22,473 each plus a balloon payment of $272,758 payable together with the last installment. The quarterly installments were calculated using a formula specified in the agreement, following the amalgamation of the Facility's compounds on June 30, 2011, as documented in the third supplemental agreement to the Facility that the Company entered into on September 6, 2011.
On June 22, 2010, the Company entered into the second supplemental agreement to the Facility, which provided that during a two-year period ending December 31, 2011, (i) the Security Requirement ratio was reduced from 125% to 80% and the minimum cash amount equal to 3% of the loan outstanding (maintained in accordance with the Facility) is included in the Security Requirement calculation, (ii) the payment of interest at an increased margin over LIBOR during the period from June 15, 2010 to December 31, 2011, half of which (amounting to $ 2,995) was paid upfront upon execution of the supplemental agreement and is included in Deferred charges, net and was amortized through December 31, 2011, and (iii) subject to no Event of Default having occurred and being continuing, no lenders' consent shall be required for the payment of dividends if the ratio of Total Liabilities (after deducting all Cash and Cash Equivalents) to Market Value Adjusted Total Assets (after deducting all Cash and Cash equivalents) does not exceed 0.80:1.
The Facility, as of June 30, 2012, was secured with, among other things, first priority mortgages over 17 of the Company's vessels, first priority assignment of vessels' insurances and earnings, charter party assignments, first priority pledges over the operating accounts and corporate guarantees of 17 ship-owning companies.
The Facility and certain of the term loans described under Note 9.2 below include among others, financial covenants requiring (i) the ratio of Total Liabilities (after deducting cash and cash equivalents) to Market Value Adjusted Total Assets (after deducting cash and cash equivalents) not to be greater than 0.75 to 1.00; (ii) minimum liquidity of the greater of $30,000 or 3% of the total debt of the Company, (iii) the ratio of EBITDA to net interest expense not be less than 2.50 to 1 and (iv) Market Value Adjusted Net Worth, defined as the amount by which the Market Value Adjusted Total Assets exceed the Total Liabilities, shall exceed $500,000. The Company's other term loans described under Note 9.2 below also contain financial covenants that are either equal to or less stringent than the foregoing financial covenants.
2. Term loans:
1. In May 2008, Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Sealand New York and Sealand Washington. As at June 30, 2012, the outstanding balance of the loan of $114,000 is repayable in 12 equal semi-annual installments of $4,500, each from November 2012 to May 2018 and a balloon payment of $60,000 payable together with the last installment.
2. In January 2008, Mas Shipping Co. entered into a loan agreement with a bank for an amount of up to $75,000 in order to partly finance the acquisition cost of vessel Maersk Kokura. As at June 30, 2012, the outstanding balance of the loan of $58,500 is repayable in 12 variable semi-annual installments from August 2012 to February 2018 and a balloon payment of $10,000 payable together with the last installment.
3. In December 2007, Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Maersk Kawasaki and Maersk Kure. As at June 30, 2012, the outstanding balance of the loan of $108,000 is repayable in 11 semi-annual installments of $6,000 each from December 2012 to December 2017 and a balloon payment of $42,000 payable together with the last installment.
4. In June 2006, Marathos Shipping Inc. entered into a loan agreement with a bank for an amount of up to $24,800, in order to partly finance the acquisition cost of the vessel Maersk Mandraki. As at June 30, 2012, the outstanding balance of the loan of $3,800 is repayable in 2 equal semi- annual installments of $1,900 each from August 2012 to February 2013.
5. In June 2006, Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000, in order to partly finance the acquisition cost of the vessel Cosco Beijing. As at June 30, 2012, the outstanding balance of the loan of $62,500 is repayable in 13 equal semi-annual installments of $2,500 each from August 2012 to August 2018 and a balloon payment of $30,000 payable together with the last installment.
6. In February 2006, Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000 in order to partly finance the acquisition cost of the vessel Cosco Guangzhou. As at June 30, 2012, the outstanding balance of the loan of $60,000 is repayable in 12 equal semi-annual installments of $2,500 each from August 2012 to February 2018 and a balloon payment of $30,000 payable together with the last installment.
7. In February 2005, Bullow Investments Inc. entered into a loan agreement with a bank for an amount of up to $31,000 in order to partly finance the acquisition cost of the vessel Maersk Mykonos. As at June 30, 2012, the outstanding balance of the loan of $2,000 is repayable in 2 variable semi-annual installments from August 2012 to February 2013.
8. In December 2009, Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co. entered into a loan agreement with a bank for an amount of up to $30,000 in order to partly finance the acquisition cost of the vessels Gather, Garden, Genius and Gifted. Following the sale of Garden (Note 7) in December 2011, the Company repaid the amount of $2,921 and following the sale of Gather (Note 7) in March 2012, the Company repaid the amount of $3,479. In May 2012 the Company repaid the remaining balance of the loan, amounting to $6,958, following the sale of Gifted and Genius I (Note 7).
9. On November 19, 2010, Costamare entered into a term loan agreement with a consortium of banks for an amount of up to $120,000, which will be available for drawing for a period up to 18 months. As of June 30, 2012, the Company has drawn the amount of $38,500 (tranche a), the amount of $42,000 (tranche b), the amount of $21,000 (tranche c), the amount of $7,470 (tranche d) and the amount of $7,470 (tranche e) under this term loan agreement in order to finance part of the acquisition cost of MSC Romanos, MSC Methoni, MSC Ulsan, Koroni and Kyparissia respectively. As at June 30, 2012, the outstanding balance of the tranche (a) of the loan of $35,613 is repayable in 29 quarterly installments of $962.5 from August 2012 to November 2018 and a balloon payment of $7,700 payable together with the last installment. As at June 30, 2012, the outstanding balance of the tranche (b) of the loan of $39,900 is repayable in 30 quarterly installments of $1,050 from July 2012 to October 2019 and a balloon payment of $8,400 payable together with the last installment. As at June 30, 2012, the outstanding balance of the tranche (c) of the loan of $20,475 is repayable in 31 quarterly installments of $525 from August 2012 to February 2019 and a balloon payment of $4,200 payable together with the last installment. As at June 30, 2012, the outstanding balance of the tranche (d) of the loan of $7,470 is repayable in 12 quarterly installments of $466.9 from August 2012 to August 2015 and a balloon payment of $1,867.5 payable together with the last installment. As at June 30, 2012, the outstanding balance of the tranche (e) of the loan of $7,470 is repayable in 12 quarterly installments of $466.9 from August 2012 to August 2015 and a balloon payment of $1,867.5 payable together with the last installment.
10. On January 14, 2011, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $203,343 to finance part of the acquisition and construction cost of hulls H1068A, H1069A and H1070A (Note 6). The drawdown of the facility will be made in three tranches, one for each hull. The credit facility is repayable in forty consecutive quarterly installments, the first thirty-nine (1-39) in the amount of $1,412 per tranche each, and a final (fortieth) installment of $12,713 per tranche. As of June 30, 2012, the Company had not drawn any amounts under this credit facility.
11. On April 7, 2011, Costamare Inc., as borrower, concluded a credit facility with a consortium of banks, for an amount up to the lesser of $140,000 and 70% of the contract price of the vessels, to finance part of the acquisition and construction cost of hulls S4010 and S4011 (Note 6). The credit facility is repayable in 16 consecutive quarterly installments, the first 15 (1-15) in the amount of 1/30 of the loan outstanding commencing at the time of delivery of hulls S4010 and S4011 and a final installment in an amount equal to the 50% of the loan outstanding at the time of delivery of hulls S4010 and S4011. In April 2011, the Company drew down the amount of $26,740 in order to partly refinance the first pre-delivery installment of hulls S4010 and S4011. Furthermore, during the six month period ended June 30, 2012, the Company drew down the amount of $26,740, in aggregate, in order to partly finance the second and third pre-delivery installments of hulls S4010 and S4011.
12. On August 16, 2011, Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $229,200 to finance part of the acquisition and construction cost of hulls S4020, S4022 and S4024 (Note 6). The drawdown of the facility will be made in three tranches, one for each hull. The credit facility is repayable in 28 consecutive quarterly installments, the first twenty-seven (1-27) in the amount of $1,273.3 per tranche each and a final (twenty- eighth) installment of $42,021 per tranche. On August 26, 2011, the Company drew down an amount of $22,920 in order to partly refinance the first pre-delivery installment of hulls S4020, S4022 and S4024. In April 2012 and May 2012, the Company drew down the amounts of $7,640 and $7,640 respectively, in order to finance the second pre-delivery installments of hulls S4020 and S4022.
13. On October 12, 2011, Raymond Shipping Co. and Terance Shipping Co., wholly-owned subsidiaries of the Company concluded a credit facility with a bank, as joint and several borrowers, for an amount of up to $152,800 for the financing part of the construction and acquisition cost of hulls S4021 and S4023 (Note 6). The drawdown of the facility will be made in two tranches, one for each hull. The credit facility is repayable in 28 consecutive quarterly installments, the first twenty-seven (1-27) in the amount of $1,364.3 per tranche each and a final (twenty-eighth) installment of $39,563.9 per tranche. On October 25, 2011, the Company drew down an amount of $15,280 in order to partly refinance the first pre-delivery installment of hulls S4021 and S4023. In April 2012 the Company drew down the amount of $7,640 in order to finance the second pre-delivery installment of hull S4021.
14. On October 6, 2011, the Company concluded a loan facility with a bank for an amount of up to $120,000, in order to partly finance the aggregate market value of eleven vessels in its fleet. In March, 2012, the Company drew the amount of $113,700. As at June 30, 2012, the outstanding balance of $106,050 is repayable in 26 variable quarterly installments from September 2012 to December 2018 and a balloon payment of $36,550 payable together with the last installment. Furthermore, on June 29, 2012, the Company entered into a supplemental agreement, for a further amount of $11,300 to finance the acquisition of the 2001 built 1,078 TEU containership Stadt Luebeck (Note 18). The loan facility upon full drawdown will be repayable in 26 quarterly variable consecutive installments from September 2012 to December 2018 and a balloon payment of $47,850 payable together with the last installment.
The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of 80% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
The annual principal payments required to be made after June 30, 2012, are as follows:

Year ending December 31,	Amount
2012	77,038
2013	174,801
2014	193,463
2015	185,224
2016	162,295
2017 and thereafter	759,667
1,552,488

The interest rates of Costamare's long-term debt at December 31, 2011 and June 30, 2012, were in the range of 1.21%-6.75% and 1.50% - 6.75%, respectively. The weighted average interest rate as at December 31, 2011 and June 30, 2012, was 4.8% and 4.5%, respectively.
Total interest expense incurred on long-term debt (including the effect of the interest rate swaps discussed in Note 15) for the six month periods ended June 30, 2011 and June 30, 2012, amounted to $35,680 and $38,459, respectively and is included in Interest and finance costs in the accompanying consolidated statements of income. Of the above amount incurred in the six month period ended June 30, 2011, $2,086 was capitalized and is included in (a) Advances for vessel acquisitions ($1,225) and (b) in the statement of comprehensive income (loss) ($861), representing net settlements on interest rate swaps qualifying for cash flow hedge, in the June 30, 2011 consolidated balance sheet. Of the above amount incurred in the six month period ended June 30, 2012, $3,548 was capitalized and is included in (a) Advances for vessel acquisitions ($2,090) and (b) in the statement of comprehensive income (loss) ($1,458), representing net settlements on interest rate swaps qualifying for cash flow hedge, in the accompanying June 30, 2012 consolidated balance sheet.

Accrued Charter Revenue and Unearned Revenue	6 Months Ended
Jun. 30, 2012
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

10. Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current:
(a) Accrued charter revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2011 and June 30, 2012, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight line basis at their average rates. As at December 31, 2011, the net accrued charter revenue totaling to $6,549 is comprised of $13,428, separately reflected in Current assets, $5,086 separately reflected in Non - current assets and $11,965 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying December 31, 2011 consolidated balance sheet. As at June 30, 2012, the net accrued charter revenue totaling to $5,564 is comprised of $14,176, separately reflected in Current assets, $5,605 separately reflected in Non-current assets, and $14,217 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying June 30, 2012, consolidated balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year is as follows:

Year ending December 31,	Amount
2012	11,293
2013	(5)
2014	1,763
2015	(3,321)
2016	(3,840)
2017 and thereafter	(326)
5,564

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2011 and June 30, 2012, reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and, (c) the unamortized balance of the liability associated with the acquisition of vessels in 2007, with charter parties assumed at values below their fair market value at the date of delivery of the vessels.

	December 31, 2011	June 30, 2012
Hires collected in advance	4,903	3,911
Charter revenue resulting from varying charter rates	11,965	14,217
Unamortized balance of charters assumed	565	117
Total	17,433	18,245
Less current portion	(6,901)	(6,988)
Non-current portion	10,532	11,257

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]:
Commitments and Contingencies [Text Block]

11. Commitments and Contingencies:
(a) Long-term time charters: The Company has entered into time charter arrangements on all of its vessels in operation, including the ten hulls under construction, with international liner operators. These arrangements as at June 30, 2012, have remaining terms of up to 139 months (including the time charter agreements for vessels under construction as at June 30, 2012). As of the same date, future minimum contractual charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels' committed, non-cancelable, long-term time charter contracts, are as follows:

Year ending December 31,	Amount
2012	181,484
2013	411,155
2014	443,228
2015	430,579
2016	417,300
2017 and thereafter	971,555
2,855,301

(b) As at June 30, 2012, as further disclosed in Note 6, the Company has entered into ten shipbuilding contracts for the construction and acquisition of ten newbuild vessels. The total aggregate price for all ten newbuild vessels is $953,740, payable in installments until their delivery, of which $143,131 was paid during the year ended December 31, 2011 and $66,850 was paid during the six-month period ended June 30, 2012. The remaining balance as of June 30, 2012 of $743,759 is payable as follows:

Year ending December 31,	Amount
2012	238,365
2013	486,378
2014	19,016
743,759

(c) Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.
The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Common Stock and Additional Paid-In Capital	6 Months Ended
Jun. 30, 2012
Stockholders Equity Note [Abstract]:
Common Stock and Additional Paid-In Capital [Text Block]

12. Common Stock and Additional Paid-In Capital:
(a) Common Stock and Preferred Stock: From inception through July 11, 2010, the authorized common stock of Costamare consisted of 2,000,000 shares with a par value of $0.0001 per share out of which 1,000,000 shares were issued to the Family. On July 12, 2010, the Company's articles of incorporation were amended. Under the amended articles of incorporation, the Company's authorized capital stock consists of 1,000,000,000 shares of common stock, par value $0.0001 per share and 100,000,000 preferred shares, par value $0.0001 per share of which no shares were issued. Of these preferred shares, 10,000,000 shares have been designated Series A Participating Preferred Stock in connection with the adoption of a stockholder rights plan. All shares of stock are in registered form.
On July 20, 2010, pursuant to a rights offering authorized by the Board of Directors on July 14, 2010, the Company issued 24,000,000 shares of common stock in exchange of $2,400, increasing the issued share capital of the Company to 25,000,000 shares of common stock.
On October 19, 2010, within the context of the Initial Public Offering completed in November 2010, the Company effected a dividend of 0.88 shares for each share of common stock outstanding on the record date of August 27, 2010 (the “Stock Split”). As a result of this dividend, the Company issued 22,000,000 additional shares in respect of its 25,000,000 shares of the then outstanding common stock.
On November 4, 2010, the Company completed its Initial Public Offering in the United States under the United States Securities Act of 1933, as amended. In this respect 13,300,000 common shares at par value $0.0001 were issued at a public offering price of $12.00 per share, increasing the issued share capital to 60,300,000 shares. The net proceeds of the Initial Public Offering were $145,543.
On March 22, 2012, the Company completed a follow-on public equity offering in the United States under the United States Securities Act of 1933, as amended. In this respect 7,500,000 shares at par value $0.0001 were issued at a public offering price of $14.10 per share, increasing the issued share capital to 67,800,000 shares. The net proceeds of the follow-on offering were $100,584.
(b) Additional Paid-in capital: The amounts shown in the accompanying consolidated balance sheets, as additional paid-in capital, include (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, (ii) advances for working capital purposes and (iii) the difference between the par value of the shares issued in the Initial Public Offering in November 2010 and the follow-on offering in March 2012 and the net proceeds obtained for those shares.
(c) Dividends paid: During the six month period ended June 30, 2011, the Company declared and paid, to its common shareholders, (i) the amount of $15,075 or $0.25 per common share for the fourth quarter of 2010 and (ii) the amount of $15,075 or $0.25 per common share for the first quarter of 2011. During the six month period ended June 30, 2012, the Company declared and paid, to its common shareholders, (i) the amount of $16,281 or $0.27 per common share for the fourth quarter of 2011 and (ii) the amount of $18,306 or $0.27 per common share for the first quarter of 2012.

Interest and Finance Costs	6 Months Ended
Jun. 30, 2012
Interest and Finance Costs [Abstract]:
Interest and Finance Costs [Text Block]

13. Interest and Finance Costs:
The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2011	2012
Interest expense	9,812	13,773
Interest capitalized	(2,086)	(3,548)
Swap effect	25,868	24,686
Amortization and write-off of financing costs	1,335	540
Commitment fees	1,092	2,635
Bank charges and other	85	151
	36,106	38,237

Taxes	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]:
Taxes [Text Block]

14. Taxes:
Under the laws of the countries of the companies' incorporation and / or vessels' registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in Vessel operating expenses in the accompanying consolidated statements of income.
The vessel owning companies with vessels that have called on the United States during the relevant year of operation are obliged to file tax returns, with the Internal Revenue Service. The applicable Tax is 50% of 4% of United States related gross transportation income unless an exemption applies. Management believes that based on current legislation the relevant vessel owning companies are entitled to an exemption as they satisfy the relevant requirements because (i) the related vessel owning companies are incorporated in a jurisdiction granting an equivalent exemption to US corporations and (ii) over 50% of the ultimate shareholders of the vessel owning companies are residents of a country granting an equivalent exemption to US persons.

Derivatives	6 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Derivatives [Text Block]

15. Derivatives:
(a) Interest rate swaps that meet the criteria for hedge accounting: The Company, according to its long-term strategic plan to maintain stability in its interest rate exposure, has decided to minimize exposure to floating interest rates by entering into interest rate swap agreements. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to proactively and efficiently manage its floating rate exposure.
These interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month USD LIBOR. According to the Company's Risk Management Accounting Policy, after putting in place the formal documentation required by ASC 815 in order to designate these swaps as hedging instruments, as from their inception, these interest rate swaps qualified for hedge accounting. Accordingly, since that time, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company's earnings. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps are being performed on a quarterly basis. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognized initially in stockholders' equity and recognized to the statement of income in the periods when the hedged item affects profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognized in the statement of income immediately.
The interest rate swap agreements designed as hedging instruments, as of December 31, 2011 and June 30, 2012, were as follows:

Effective date	Termination date	Notional amount on effective date	Fixed rate (Costamare pays)	Floating rate (Costamare receives)	Fair value Dec. 31, 2011	Fair value Jun. 30, 2012
30/6/2008	30/6/2015	425,000	4.03%p.a.	USD LIBOR 3M BBA	(27,494)	(23,238)
30/6/2008	30/6/2015	75,000	4.03%p.a.	USD LIBOR 3M BBA	(4,852)	(4,101)
30/9/2008	30/6/2015	100,000	4.09%p.a.	USD LIBOR 3M BBA	(6,594)	(5,559)
30/9/2008	30/6/2015	250,000	4.02%p.a.	USD LIBOR 3M BBA	(16,051)	(13,585)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(4,075)	(3,381)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(4,075)	(3,381)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(2,288)	(1,557)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(2,288)	(1,557)
21/2/2007	21/2/2017	85,000	Zero cost Interest rate Collar*		(12,268)	(11,868)
4/8/2008	5/8/2013	74,000	3.60%p.a.	USD LIBOR 6M BBA	(3,226)	(2,359)
30/6/2011	29/6/2018	50,000	3.45%p.a.	USD LIBOR 3M BBA	(15,478)	(18,881)
30/9/2011	29/6/2018	20,000	4.05%p.a.	USD LIBOR 3M BBA	(19,031)	(23,435)
28/9/2012	29/6/2018	40,000	3.60%p.a.	USD LIBOR 3M BBA	(4,396)	(5,502)
22/8/2011	22/8/2018	65,000	2.79%p.a.	USD LIBOR 6M BBA	(4,297)	(4,896)
15/12/2012	15/12/2020	133,700	3.51%p.a.	USD LIBOR 6M BBA	(11,088)	(14,576)
15/1/2014	15/1/2021	67,781	2.94%p.a.	USD LIBOR 3M BBA	(2,461)	(4,135)
15/2/2014	15/2/2021	67,781	2.99%p.a.	USD LIBOR 3M BBA	(2,524)	(4,201)
15/3/2014	15/3/2021	67,781	3.03%p.a.	USD LIBOR 3M BBA	(2,558)	(4,235)
20/2/2013	20/2/2020	30,000	2.39%p.a.	USD LIBOR 3M BBA	(770)	(1,513)
30/4/2013	30/4/2020	30,000	2.49%p.a.	USD LIBOR 3M BBA	(818)	(1,568)
30/6/2013	30/6/2020	30,000	2.58%p.a.	USD LIBOR 3M BBA	(867)	(1,629)
30/6/2013	30/6/2020	30,000	2.41%p.a.	USD LIBOR 3M BBA	(611)	(1,374)
20/2/2013	20/2/2020	30,000	2.24%p.a.	USD LIBOR 3M BBA	(541)	(1,291)
30/4/2013	30/4/2020	30,000	2.32%p.a.	USD LIBOR 3M BBA	(562)	(1,317)
30/6/2013	30/6/2020	16,400	2.46%p.a.	USD LIBOR 3M BBA	(429)	(842)
30/4/2013	30/4/2020	16,400	2.38%p.a.	USD LIBOR 3M BBA	(409)	(818)
20/2/2013	20/2/2020	16,400	2.29%p.a	USD LIBOR 3M BBA	(386)	(792)

				Total fair value	(150,437)	(161,591)

*      Notional amount $85,000 amortizing zero-cost collar (2.23%-6.00%) with knock-in floor sold at 2.23% and struck at 6.00%, as a 10 year forward hedge, covering the period from February 2007 to February 2017. The agreement guarantees that the interest rate payable on the Company's loans throughout the 10-year period will always remain between 2.23% and 6.00% excluding margin.

The interest rate swaps included in the table above are for the Credit Facility discussed in Note 9 and the term loans discussed in Note 9.2.1, 9.2.2, 9.2.3, 9.2.5, 9.2.6, 9.2.10, 9.2.11 and 9.2.12.
(b) Interest rate swaps that do not meet the criteria for hedge accounting As of both June 30, 2012 and December 31, 2011, the Company had outstanding one interest rate swap agreement for the purpose of managing risks associated with the variability of changing LIBOR-related interest rates. Such agreement did not meet hedge accounting criteria and therefore changes in their fair value are reflected in earnings. More specifically, the swap has a Notional amount $100,000 non-amortizing zero-cost collar (1.37%-6.00%) with a knock-in floor sold at 1.37% and struck at 6.00%, as a nine-year forward hedge, covering the period from September 2008 to March 2017. At December 31, 2011 and June 30, 2012, the fair value of this swap was a liability of $20,254 and $21,771, respectively and is included in Fair value of derivative in the accompanying consolidated balance sheets.
In the six-month periods ended June 30, 2011 and 2012, the realized ineffectiveness of the interest rate swaps discussed under (a) and (b) above was $nil.
(c) Foreign currency agreements: As of June 30, 2012, the Company was engaged in 10 Euro/U.S. dollar contracts totaling $16,000 at an average forward rate of Euro/U.S. dollar 1.285 expiring in monthly intervals in 2012.
As of December 31, 2011, the Company was engaged in 16 Euro/U.S. dollar contracts totaling $25,000 at an average forward rate of Euro/U.S. dollar 1.3422 expiring in monthly intervals in 2012.
The total change of forward contracts fair value for the six month period ended June 30, 2012 and 2011, was a gain of $838 and $1,639, respectively, and are included in gain/ (loss) on derivative instruments in the accompanying consolidated statements of income.

	The Effect of Derivative Instruments for the six month periods ended June 30, 2011 and 2012

	Derivatives in ASC 815 Cash Flow Hedging Relationships
			Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)

	Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2011	2012		2011	2012
Interest rate swaps	(6,236)	(11,154)	Gain (loss) on derivative instruments	-	-
Total	(6,236)	(11,154)		-	-

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain (Loss) Recognized on Derivative	Amount of Gain (Loss) Recognized in Income on Derivative
		2011	2012
Interest rate swaps	Gain (loss) on derivative instruments	(1,708)	(1,517)
Forward contracts	Gain (loss) on derivative instruments	1,639	838
Total		(69)	(679)

Financial Instruments	6 Months Ended
Jun. 30, 2012
Fair Value Disclosure [Abstract]:
Financial Instruments [Text Block]

16. Financial Instruments:
(a) Interest rate risk: The Company's interest rates and loan repayment terms are described in Note 9.
(b) Concentration of credit risk: Financial instruments consist principally of cash, trade accounts receivable, investments and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit rated financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties.
(c) Fair value: The carrying amounts reflected in the accompanying consolidated balance sheet of financial assets and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The fair value of the interest rate swap agreements discussed in Note 15 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.
The fair value of the interest rate swap agreements discussed in Note 15(a) and (b) equates to the amount that would be paid by the Company to cancel the agreements. As at December 31, 2011 and June 30, 2012, the fair value of these interest rate swaps in aggregate amounted to a liability of $170,691 and $183,362, respectively.
The fair market value of the forward contracts discussed in Note 15(c) determined through Level 2 of the fair value hierarchy as at December 31, 2011 and June 30, 2012 amounted to a liability of $984 and $146, respectively.
The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date.

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—liability position	(984)	-	(984)	-
Interest rate swaps—liability position	(170,691)	-	(170,691)	-
Total	(171,675)	-	(171,675)	-

	June 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—liability position	(146)	-	(146)	-
Interest rate swaps—liability position	(183,362)	-	(183,362)	-
Total	(183,508)	-	(183,508)	-

Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2012
Comprehensive Income (Loss) Disclosure [Abstract]
Comprehensive income (loss) [Text Block]

17. Comprehensive Income (loss):
During the six-month period ended June 30, 2011, other comprehensive income (loss) decreased with losses of $7,090 relating to the change of the fair value of derivatives that qualify for hedge accounting, the net settlements on interest rate swaps qualifying for cash flow hedge and the fair value of bonds. During the six-month period ended June 30, 2012, other comprehensive income (loss) decreased with losses of $12,612 relating to the change of the fair value of derivatives that qualify for hedge accounting and net settlements on interest rate swaps qualifying for cash flow hedge. As at June 30, 2011 and 2012, comprehensive income (loss) amounted to $37,029 and $33,069, respectively.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]:
Subsequent Events [Text Block]

18. Subsequent Events:

(a) Declaration and payment of Dividends: In July 2012, the Company declared a dividend for the second quarter ended June 30, 2012 of $18,306 or $0.27 per share payable on August 7, 2012 to stockholders of record at the close of trading of the Company's common stock on the New York Stock Exchange on July 23, 2012.

(b) Vessel's acquisition: In July 17, 2012, the Company agreed to purchase the secondhand vessel Stadt Luebeck through a wholly owned subsidiary incorporated in the Republic of Liberia, at a price of $11,300 (Note 9.2.14). The vessel is expected to be delivered to the Company by the end of July 2012.

(c) Loan draw-down: On July 13, 2012, the Company drew-down the amount of $7,640 in order to partly finance the second pre-delivery installment of Hull S-4023 (Note 9.2.13).

Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2012
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2011	2012
A	35%	33%
B	16%	23%
C	16%	17%
D	10%	10%
Total	77%	83%

Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]:
Schedule of Inventory, Current [Table Text Block]
	December	June 30,
	31, 2011	2012
Bunkers	-	139
Lubricants	7,448	10,873
Spare parts	1,887	1,637
Total	9,335	12,649

Advances For Vessels Acquisitions (Tables)	6 Months Ended
Jun. 30, 2012
Advances for Vessel Acquisitions Disclosure [Abstract]
Schedule of Advances for Vessels Acquisitions [Table Text Block]
	December 31, 2011	June 30, 2012
Pre-delivery installments	143,131	209,981
Capitalized interest and finance costs	2,773	4,863
Other capitalized costs	2,469	2,725
Total	148,373	217,569

Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2012
Property Plant and Equipment [Abstract]:
Schedule of Vessels, Net [Table Text Block]

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	2,298,108	(679,221)	1,618,887
Depreciation	-	(39,881)	(39,881)
Vessel acquisitions and other vessels' cost	54,900	-	54,900
Disposals	(25,020)	9,292	(15,728)
Balance, June 30, 2012	2,327,988	(709,810)	1,618,178

Deferred Charges (Tables)	6 Months Ended
Jun. 30, 2012
Deferred Charges Disclosure [Abstract]:
Schedule of deferred charges [table text block]

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, December 31, 2011	11,923	20,718	32,641
Additions	457	4,069	4,526
Amortization	(526)	(3,936)	(4,462)
Write-off	(14)	(531)	(545)
Balance, June 30, 2012	11,840	20,320	32,160

Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Abstract]:
Schedule of Debt [Table Text Block]

			December 31, 2011	June 30, 2012
Borrower(s)
1.	Credit Facility		857,055	812,110
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	118,500	114,000
	2.	Mas Shipping Co.	62,250	58,500
	3.	Montes Shipping Co. and Kelsen Shipping Co.	114,000	108,000
	4.	Marathos Shipping Inc.	5,700	3,800
	5.	Capetanissa Maritime Corporation	65,000	62,500
	6.	Rena Maritime Corporation	62,500	60,000
	7.	Bullow Investments Inc.	3,500	2,000
	8.	Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	10,437	-
	9.	Costamare Inc.	79,538	110,928
	10.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	-	-
	11.	Costamare Inc.	26,740	53,480
	12.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	22,920	38,200
	13.	Raymond Shipping Co. and Terance Shipping Co.	15,280	22,920
	14.	Costamare Inc.	-	106,050
			586,365	740,378
		Total	1,443,420	1,552,488
		Less-current portion	(153,176)	(161,170)
		Long-term portion	1,290,244	1,391,318

Schedule of Maturities of Long-Term Debt [Table Text Block]
Year ending December 31,	Amount
2012	77,038
2013	174,801
2014	193,463
2015	185,224
2016	162,295
2017 and thereafter	759,667
1,552,488

Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Tables)	6 Months Ended
Jun. 30, 2012
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Schedule of the maturities of the net accrued charter revenue [Table Text Block]
Year ending December 31,	Amount
2012	11,293
2013	(5)
2014	1,763
2015	(3,321)
2016	(3,840)
2017 and thereafter	(326)
5,564

Schedule of Unearned Revenue, Current and Non-Current [Table Text Block]

	December 31, 2011	June 30, 2012
Hires collected in advance	4,903	3,911
Charter revenue resulting from varying charter rates	11,965	14,217
Unamortized balance of charters assumed	565	117
Total	17,433	18,245
Less current portion	(6,901)	(6,988)
Non-current portion	10,532	11,257

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]:
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2012	181,484
2013	411,155
2014	443,228
2015	430,579
2016	417,300
2017 and thereafter	971,555
2,855,301

Schedule of Remaining Balance Payable for Newbuild Vessels [Table Text Block]
Year ending December 31,	Amount
2012	238,365
2013	486,378
2014	19,016
743,759

Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2012
Interest and Finance Costs [Abstract]:
Interest And Finance Costs [Table Text Block]

	2011	2012
Interest expense	9,812	13,773
Interest capitalized	(2,086)	(3,548)
Swap effect	25,868	24,686
Amortization and write-off of financing costs	1,335	540
Commitment fees	1,092	2,635
Bank charges and other	85	151
	36,106	38,237

Derivatives (Tables)	6 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]

Effective date	Termination date	Notional amount on effective date	Fixed rate (Costamare pays)	Floating rate (Costamare receives)	Fair value Dec. 31, 2011	Fair value Jun. 30, 2012
30/6/2008	30/6/2015	425,000	4.03%p.a.	USD LIBOR 3M BBA	(27,494)	(23,238)
30/6/2008	30/6/2015	75,000	4.03%p.a.	USD LIBOR 3M BBA	(4,852)	(4,101)
30/9/2008	30/6/2015	100,000	4.09%p.a.	USD LIBOR 3M BBA	(6,594)	(5,559)
30/9/2008	30/6/2015	250,000	4.02%p.a.	USD LIBOR 3M BBA	(16,051)	(13,585)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(4,075)	(3,381)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(4,075)	(3,381)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(2,288)	(1,557)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(2,288)	(1,557)
21/2/2007	21/2/2017	85,000	Zero cost Interest rate Collar*		(12,268)	(11,868)
4/8/2008	5/8/2013	74,000	3.60%p.a.	USD LIBOR 6M BBA	(3,226)	(2,359)
30/6/2011	29/6/2018	50,000	3.45%p.a.	USD LIBOR 3M BBA	(15,478)	(18,881)
30/9/2011	29/6/2018	20,000	4.05%p.a.	USD LIBOR 3M BBA	(19,031)	(23,435)
28/9/2012	29/6/2018	40,000	3.60%p.a.	USD LIBOR 3M BBA	(4,396)	(5,502)
22/8/2011	22/8/2018	65,000	2.79%p.a.	USD LIBOR 6M BBA	(4,297)	(4,896)
15/12/2012	15/12/2020	133,700	3.51%p.a.	USD LIBOR 6M BBA	(11,088)	(14,576)
15/1/2014	15/1/2021	67,781	2.94%p.a.	USD LIBOR 3M BBA	(2,461)	(4,135)
15/2/2014	15/2/2021	67,781	2.99%p.a.	USD LIBOR 3M BBA	(2,524)	(4,201)
15/3/2014	15/3/2021	67,781	3.03%p.a.	USD LIBOR 3M BBA	(2,558)	(4,235)
20/2/2013	20/2/2020	30,000	2.39%p.a.	USD LIBOR 3M BBA	(770)	(1,513)
30/4/2013	30/4/2020	30,000	2.49%p.a.	USD LIBOR 3M BBA	(818)	(1,568)
30/6/2013	30/6/2020	30,000	2.58%p.a.	USD LIBOR 3M BBA	(867)	(1,629)
30/6/2013	30/6/2020	30,000	2.41%p.a.	USD LIBOR 3M BBA	(611)	(1,374)
20/2/2013	20/2/2020	30,000	2.24%p.a.	USD LIBOR 3M BBA	(541)	(1,291)
30/4/2013	30/4/2020	30,000	2.32%p.a.	USD LIBOR 3M BBA	(562)	(1,317)
30/6/2013	30/6/2020	16,400	2.46%p.a.	USD LIBOR 3M BBA	(429)	(842)
30/4/2013	30/4/2020	16,400	2.38%p.a.	USD LIBOR 3M BBA	(409)	(818)
20/2/2013	20/2/2020	16,400	2.29%p.a	USD LIBOR 3M BBA	(386)	(792)

				Total fair value	(150,437)	(161,591)

*      Notional amount $85,000 amortizing zero-cost collar (2.23%-6.00%) with knock-in floor sold at 2.23% and struck at 6.00%, as a 10 year forward hedge, covering the period from February 2007 to February 2017. The agreement guarantees that the interest rate payable on the Company's loans throughout the 10-year period will always remain between 2.23% and 6.00% excluding margin.

Schedule of Derivatives in ASC 815 Cash Flow Hedging Relationships [Table Text Block]

	The Effect of Derivative Instruments for the six month periods ended June 30, 2011 and 2012

	Derivatives in ASC 815 Cash Flow Hedging Relationships
			Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)

	Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2011	2012		2011	2012
Interest rate swaps	(6,236)	(11,154)	Gain (loss) on derivative instruments	-	-
Total	(6,236)	(11,154)		-	-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain (Loss) Recognized on Derivative	Amount of Gain (Loss) Recognized in Income on Derivative
		2011	2012
Interest rate swaps	Gain (loss) on derivative instruments	(1,708)	(1,517)
Forward contracts	Gain (loss) on derivative instruments	1,639	838
Total		(69)	(679)

Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Disclosure [Abstract]:
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—liability position	(984)	-	(984)	-
Interest rate swaps—liability position	(170,691)	-	(170,691)	-
Total	(171,675)	-	(171,675)	-

Fair value liabilities of the current reporting period measured on recurring basis [Table Text Block]

	June 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—liability position	(146)	-	(146)	-
Interest rate swaps—liability position	(183,362)	-	(183,362)	-
Total	(183,508)	-	(183,508)	-

Basis of Presentation and General Information-Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended
	Mar. 22, 2012 Follow on offering [Member]	Jun. 30, 2012 Costamare Inc [Member]	Jun. 30, 2012 Fleet information [Member]	Dec. 31, 2011 Fleet information [Member]	Jun. 30, 2012 Number of Subsidiaries [Member]
Entity Incorporation State Country Name		Republic of Marshall Islands
Entity Incorporation Date Of Incorporation		Apr 21, 2008
Number of shipowning companies acquired during the entity's reorganization		53
Date of reorganization completion		November 2008
Date of IPO completion		November 4, 2010
Stock Issued During Period Shares New Issues	7,500,000
Common Stock Par Or Stated Value Per Share	$ 0.0001
Sale of Stock, Price Per Share	$ 14.1
Shares Issued	67,800,000
Percentage of outstanding common shares owned by the Family		70.40%
Number of vessels at period end			46	46
Carrying capacity of vessels at period end (TEU)			237,030	233,980
Number of wholly owned subsidiaries with vessels					46
Number of wholly owned subsidiaries that sold or disposed their vessels and became dormant					24
Number of wholly owned subsidiaries established for the newbuilds					10
Number of wholly owned subsidiaries established for future acquisitions					2
Total wholly owned subsidiaries as at period end					82

Basis of Presentation and General Information (Table) (Detail)	Jun. 30, 2012	Jun. 30, 2011
Concentration Risk [Line Items]
Concentration Risk Percentage	83.00%	77.00%
Major customer A [member]
Concentration Risk [Line Items]
Concentration Risk Percentage	33.00%	35.00%
Major customer B [member]
Concentration Risk [Line Items]
Concentration Risk Percentage	23.00%	16.00%
Major customer C [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	17.00%	16.00%
Major customer D [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%	10.00%

Transactions with Related Parties (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Related Party Transaction [Line Items]
Management fees charged during the period	$ 7,573,000	$ 7,483,000
Commission charged on charter hire agreements during period end	1,452,000	1,357,000
Due From Related Parties, Current	521,000		3,585,000
Costamare Shipping Company SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	850
Management fee per day per vessel before IPO	700
Management fee per day per vessel under bareboat charter	425
Officers Compensation	1,000,000
Officers Compensation charged at period end	500,000	500,000
Management Agreement Expiration Date	December 31, 2015
Management agreement's automatic extention expiration date	December 31, 2020
Annual adjustment on management fees after December 31 2012	4.00%
Months required for cancellation written notice for management agreement	12
Management fees calculated on the sale of a vessel	3 months
Construction supervisory fee	700,000
Commission charged on charter hire agreements	0.75%
Management fees charged during the period	6,026,000	5,853,000
Commission charged on charter hire agreements during period end	1,452,000	1,357,000
Due From Related Parties, Current	58,000		2,568,000
Date of IPO completion	November 4, 2010
Ciel shipmanagement SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	600	600
Management fees charged during the period	1,547,000	1,630,000
Due From Related Parties, Current	463,000		1,017,000
Number of vessels managed	11		12
Shanghai Costamare Ship Management Co Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 0		$ 0
Number of vessels managed	10		9

Transactions with Related Parties-Ciel Shipmanagement SA (Detail)	Jun. 30, 2012
Company's Chairman and CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	50.20%
Ciel CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	49.80%

Transactions with Related Parties-Shanghai Costamare Ship Management Co Ltd (Detail)	Jun. 30, 2012
Company's Chairman and CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	70.00%
SCSC CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	30.00%

Investments-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		2 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Feb. 22, 2011 Province of Ontario Bond [Member]	Jun. 30, 2011 Province of Ontario Bond [Member]	Dec. 31, 2010 Province of Ontario Bond [Member]
Schedule of Available for Sale Securities [Line Items]
Investments					$ 6,080
Proceeds from sale of available for sale of securities	0	6,082	6,082
Unrealized gain loss on available for sale securities	$ 0	$ (7)		$ 7

Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]:
Inventories, Bunkers	$ 139	$ 0
Inventories, Lubricants	10,873	7,448
Inventories, Spare parts	1,637	1,887
Total	$ 12,649	$ 9,335

Advances for Vessels Acquisitions-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Sep. 21, 2010 Adele Shipping Co (Hull 1068A), Bastian Shipping Co (Hull 1069A) Cadence Shipping Co (Hull 1070A) [Member]	Jan. 28, 2011 Jodie Shipping Co (S4010), Kayley Shipping Co (S4011) [Member]	Apr. 20, 2011 Undine Shipping Co, Terance Shipping Co, Quentin Shipping Co, Raymond Shipping Co, Sander Shipping Co [Member]	Jun. 30, 2012 Ten newbuild vessels [Member]	Dec. 31, 2011 Ten newbuild vessels [Member]
Capacity of Vessels			9,000	9,000	8,800
Vessels under construction cost			$ 95,080			$ 953,740
Contracted time charter period			10 years	10 years
Daily time charter rate			43
Expected delivery			Q4 2013, Q1 2014	Q4 2012	Q1, Q2, Q3 2013
Line of Credit Facility Initiation Date			January 14, 2011
Advances for vessel acquisitions	217,569	148,373				217,569	148,373
Number of contracted acquisitions			3	2	5
Pre-delivery installments	209,981	143,131				209,981	143,131
Pre-delivery installments paid during the reporting period						$ 66,850

Advances for Vessels Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Advances for Vessel Acquisitions Disclosure [Abstract]
Pre-delivery installments	$ 209,981	$ 143,131
Capitalized interest and finance costs	4,863	2,773
Other capitalized costs	2,725	2,469
Total	$ 217,569	$ 148,373

Vessels, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Balance, as at December 31, 2011	$ 1,618,887
Depreciation	39,881	38,013
Balance, as at June 30, 2012	1,618,178
Vessel Cost [Member]
Balance, as at December 31, 2011	2,298,108
Vessel acquisitions and other vessels cost	54,900
Disposals	(25,020)
Balance, as at June 30, 2012	2,327,988
Accumulated Depreciation [Member]
Balance, as at December 31, 2011	(679,221)
Depreciation	(39,881)
Disposals	9,292
Balance, as at June 30, 2012	(709,810)
Net Book Value [Member]
Balance, as at December 31, 2011	1,618,887
Depreciation	(39,881)
Vessel acquisitions and other vessels cost	54,900
Disposals	(15,728)
Balance, as at June 30, 2012	$ 1,618,178

Vessels, Net-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended		12 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Secondhand Containership vessel MSC Ulsan, Koroni and Kyparisia [member]	Jun. 30, 2012 Containership vessel Gather, Gifted and Genius I [Member]	Dec. 31, 2011 Ten secondhand containerships (Prosper, Marina, Konstantina, MSC Pylos, Zagora, MSC Sudan II, MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni	Dec. 31, 2010 Ten secondhand containerships (Prosper, Marina, Konstantina, MSC Pylos, Zagora, MSC Sudan II, MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni	Jun. 30, 2011 MSC Namibia, MSC Sierra, MSC Sudan [Member]	Jun. 30, 2012 Vessels, net, additional information [Member]
Price Vessels				$ 54,900		$ 193,063
Advances for vessel acquisitions	217,569		148,373				3,830
Vessels' disposal price					18,384
Gain on sale/disposal of vessels, net	(1,303)	(10,771)			1,303			10,771
Disposal contracted price								20,387
Date of vessel's disposal								April 2011, May 2011
Carrying value of fully depreciated vessels									4,751
Number of fully depreciated vessels									1
Carrying value of vessels provided as collaterals to secure loans									$ 1,483,951
Number of vessels provided as collaterals to secure loans									42

Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Balance, December 31, 2011	$ 32,641
Additions	4,526
Amortization	(4,462)
Write-off	(545)
Balance, June 30, 2012	32,160
Financing Costs [Member]
Balance, December 31, 2011	11,923
Additions	457
Amortization	(526)
Write-off	(14)
Balance, June 30, 2012	11,840
Dry-docking and Special Survey Costs [Member]
Balance, December 31, 2011	20,718
Additions	4,069
Amortization	(3,936)
Write-off	(531)
Balance, June 30, 2012	$ 20,320

Deferred Charges-Additional Information (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Deferred Charges Disclosure [Abstract]:
Number of vessels underwent DD during the period	2	8

Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]:
Credit Facility	$ 812,110	$ 857,055
Costis Maritime Corporation and Christos Maritime Corporation	114,000	118,500
Mas Shipping Co	58,500	62,250
Montes Shipping Co and Kelsen Shipping Co	108,000	114,000
Marathos Shipping Inc	3,800	5,700
Capetanissa Maritime Corporation	62,500	65,000
Rena Maritime Corporation	60,000	62,500
Bullow Investments Inc	2,000	3,500
Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	0	10,437
Costamare Inc.	110,928	79,538
Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	0	0
Costamare Inc.	53,480	26,740
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	38,200	22,920
Raymond Shipping Co. and Terance Shipping Co.	22,920	15,280
Costamare Inc.	106,050	0
Total term loans	740,378	586,365
Total	1,552,488	1,443,420
Less-current portion	(161,170)	(153,176)
Long-term Portion	$ 1,391,318	$ 1,290,244

Long-term debt-Credit facility Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended
	Apr. 11, 2011 Credit facility [Member]	Jun. 30, 2012 Credit facility [Member]	Jul. 22, 2008 Credit facility [Member]	Jun. 30, 2012 Credit Facility, disposal of MSC Antwerp [Member]	Apr. 04, 2011 Credit Facility, disposal of MSC Namibia [Member]	Jun. 22, 2010 Second supplemental agreement [Member]	Jun. 30, 2012 Credit facility and certain term loans [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity			$ 1,000,000
Portion of the Facility used to repay existing indebtness			631,340
Date of vessel's disposal				May 2009	April 4, 2011
Facility repayments due to sale of vessel				10,655	6,610
Drawdown amount	80,852
Undrawn balance as of the drawdown date	74,242
Line of Credit, priority	first priority mortgage on vessel COSCO Hellas
Line of Credit number of outstanding periodic payments of principal		24
Line of Credit Periodic Payment of Principal		22,473
Balloon payment		272,758
Third supplemental agreement date		September 6, 2011
Provisions of second supplemental agreement period (in years)						2
Security requirement before the second supplemental agreement						125.00%
Security requirement after the second supplemental agreement and for two years						80.00%
Minimum liquidity ratio						3.00%	3.00%
Payment of interest under the provision of second supplemental agreement						increased margin over LIBOR
Period of increased interest						June 15, 2010 to December 31, 2011
Interest paid upfront						2,995
Maximum ratio of Total Liabilities to Market Value Adjusted Total Assets						0.80:1	0.75:1
Number of vessels secured the Facility with First priority Mortgages		17
Number of ship owning companies as corporate guarantees		17
Minimum liquidity amount							30,000
Minimum Ratio of EBITDA to net interest expense							2.50:1
Minimum Market Value Adjusted Net Worth							$ 500,000

Long-term debt-Term loans Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended													6 Months Ended					11 Months Ended	0 Months Ended	3 Months Ended			7 Months Ended			9 Months Ended		6 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Loan for the acquisition of the vessels Sealand New York and Sealand Washington [Member]	Jun. 30, 2012 Loan for the acquisition of the vessel Maersk Kokura [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels Maersk Kawasaki and Maersk Kure [Member]	Jun. 30, 2012 Loan for the acquisition of the vessel Maersk Mandraki [Member]	Jun. 30, 2012 Loan for the acquisition of the vessel Cosco Beijing [Member]	Jun. 30, 2012 Loan for the acquisition of the vessel Cosco Guangzhou [Member]	Jun. 30, 2012 Loan for the acquisition of the vessel Maersk Mykonos [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted Loan repayment following sale of vessel Garden [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted Loan repayment folowing sale of vessel Gather [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels Gather, Garden, Genius I and Gifted- Loan repayment following sale of vessel Gifted and Genius I [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels MSC Romanos (tranche a) [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels MSC Methoni (tranche b) [Member]	Jun. 30, 2012 Loan for the acquisition of the vessels MSC Ulsan (tranche c) [Member]	Jun. 30, 2012 Loan for the acquisition of the vessel Koroni (tranche d) [Member]	Jun. 30, 2012 Loan for the acquisition of the vessel Kyparissia (tranche e) [Member]	Nov. 19, 2010 Loan for acquisition vessels Msc Romanos, Msc Methoni, Msc Ulsan, Koroni and Kyparissia( five tranches) [Member]	Jan. 14, 2011 Loan for the acquisition and construction of H1068A H1069A and H1070A (three tranches - one for each hull) [Member]	Apr. 07, 2011 Loan for the acquisition and construction of S4010 and S4011 [Member]	Dec. 31, 2011 Loan for the acquisition and construction of S4010 and S4011 (first drawdown) [Member]	Jun. 30, 2012 Loan for the acquisition and construction of S4010 and S4011 (period's drawdowns) [Member]	Aug. 16, 2011 Loan for the acquisition and construction of S4020 S4022 and S4024 (three tranches one for each hull) [Member]	Jun. 30, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 - second predelivery installment for S4020 [Member]	Jun. 30, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 - second predelivery installment for S4022 [Member]	Oct. 12, 2011 Loan for the acquisition and construction of S4021 and S4023 (two tranches one for each hull) [Member]	Jun. 30, 2012 Loan for the acquisition and construction of S4021 and S4023 - second predelivery installment for S4021 [Member]	Jun. 30, 2012 Loan to partly finance the agreegate market value of eleven vessels [Member]	Oct. 06, 2011 Loan to partly finance the agreegate market value of eleven vessels [Member]	Jun. 30, 2012 Long-term debt [Member]	Dec. 31, 2011 Long-term debt [Member]	Jun. 29, 2012 Supplemental agreement for the Loan to partly finance the agreegate market value of eleven vessels and partly finance the acquisition of the Stadt Luebeck [Member]	Jun. 30, 2012 Interest expense (including swap interest and interest capitalized) [Member]	Jun. 30, 2011 Interest expense (including swap interest and interest capitalized) [Member]
Long term debt term loans [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity			$ 150,000	$ 75,000	$ 150,000	$ 24,800	$ 90,000	$ 90,000	$ 31,000	$ 30,000				$ 38,500	$ 42,000	$ 21,000	$ 7,470	$ 7,470
Line of Credit Facility Initiation Date			May 2008	January 2008	December 2007	June 2006	June 2006	February 2006	February 2005	December 2009
Line of Credit Facility Remaining Borrowing Capacity																			120,000	203,343	140,000			229,200			152,800			120,000			11,300
Percentage of the vessels contract price available for draw down																					70.00%
Draw down amount up to the end of the period																						26,740	26,740	22,920	7,640	7,640	15,280	7,640		113,700
Draw down date																						April, 2011		August 26, 2011	April 2012	May 2012	October 25, 2011	April 2012		March 2012
Capacity of Vessels																																	1,078
Vessel's built date																																	2001
Disposal Date											December 2011	March 2012
Date of loan repayment													May 2012
Maximum borrowing capacity per vessel			75,000		75,000
Debt Instrument Carrying Amount			114,000	58,500	108,000	3,800	62,500	60,000	2,000					35,613	39,900	20,475	7,470	7,470											106,050
Loan repayment due to sale of vessels											2,921	3,479	6,958
Line Of Credit Facility Expiration Date																			18 months
Number of outstanding installments			12	12	11	2	13	12	2					29	30	31	12	12		40	16			28			28		26				26
Line of Credit Facility Frequency of Payments			semiannual	semiannual	semiannual	semiannual	semiannual	semiannual	semiannual					quarterly	quarterly	quarterly	quarterly	quarterly		quarterly	quarterly			quarterly			quarterly		quarterly				quarterly
Line of Credit Facility Payments equivalent																					1/30
Line of Credit Facility Periodic Payment Principal			4,500		6,000	1,900	2,500	2,500						962	1,050	525	467	467		1,412				1,273			1,364
Balloon payment			60,000	10,000	42,000		30,000	30,000						7,700	8,400	4,200	1,868	1,868											36,550				47,850
Line of Credit Final Payment of Principal																				12,713				42,021			39,564
Line Credit Final Payment Principal Equivalent																					50.00%
Line of Credit Payment of Principal remaining period			November 2012 to May 2018	August 2012 to February 2018	December 2012 to December 2017	August 2012 to February 2013	August 2012 to August 2018	August 2012 to February 2018	August 2012 to February 2013					August 2012 to November 2018	July 2012 to October 2019	August 2012 to February 2019	August 2012 to August 2015	August 2012 to August 2015											September 2012 to December 2018				September 2012 to December 2018
Term loans additional information																															The term loans bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels as well as minimum requirements regarding hull Value Maintenance Clauses (?VMC?) in the range of 80% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
Line Of Credit Facility Interest Rate Description																															1.50% - 6.75%	1.21%-6.75%
Long term Debt Weighted Average Interest Rate																															4.50%	4.80%
Interest Expense Debt Excluding Amortization																																		38,459	35,680
Interest Costs Incurred Capitalized	(3,548)	(2,086)																																3,548	2,086
Interest capitalized Advances for vessel acquisitions																																		(2,090)	(1,225)
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge	$ 1,458	$ 861																																$ (1,458)	$ (861)

Long-term debt-Principal payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long Term Debt by Maturity [Abstract]
2012	$ 77,038
2013	174,801
2014	193,463
2015	185,224
2016	162,295
2017 and thereafter	759,667
Total	$ 1,552,488	$ 1,443,420

Accrued charter revenue, current and non-current-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Accrued Charter Revenue Current and Non-Current [Abstract]
Accrued charter revenue, net	$ 5,564	$ 6,549
Accrued charter revenue	14,176	13,428
Accrued charter revenue, non-current	5,605	5,086
Charter revenue resulting from varying charter rates	$ 14,217	$ 11,965

Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Net accrued charter revenue by maturities [Abstract]
2012	$ 11,293
2013	(5)
2014	1,763
2015	(3,321)
2016	(3,840)
2017 and thereafter	(326)
Total	$ 5,564	$ 6,549

Unearned Revenue, Current and Non-current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Unearned Revenue, Current and Non-Current [Abstract]
Hires collected in advance	$ 3,911	$ 4,903
Charter revenue resulting from varying charter rates	14,217	11,965
Unamortized balance of charters assumed	117	565
Total deferred revenue	18,245	17,433
Less current portion	(6,988)	(6,901)
Non-current portion	$ 11,257	$ 10,532

Commitments and Contitngencies - Long-Term Time Charters-Additional Information (Details)	6 Months Ended
Jun. 30, 2012
Long-term time charters (including the charter agreements of vessels under construction) [Member]
Time charter arrangements remaining terms period	up to 139 months
Future minimum contractual charter revenues assumptions [Member]
Revenue days per annum	365 days
Redelivery dates	earliest possible redelivery dates

Commitments and Contitngencies - Long-Term Time Charters (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Unbilled Receivables not Billable at Balance Sheet Date [Abstract]
Year ending December 31, 2012	$ 181,484
Year ending December 31, 2013	411,155
Year ending December 31, 2014	443,228
Year ending December 31, 2015	430,579
Year ending December 31, 2016	417,300
Year ending December 31, 2017 and thereafter	971,555
Total	$ 2,855,301

Commitments and Contingencies - Vessels Under Construction-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Pre-delivery installments	$ 209,981	$ 143,131
Amount contractual purchase obligation, Total	743,759
Newbuild vessels [Member]
Number of shipbuilding contacts	10
Number of vessels under construction	10
Vessels under construction cost	953,740
Pre-delivery installments	66,850	143,131
Amount contractual purchase obligation, Total	$ 743,759

Commitments and Contingencies - Vessels Under Construction (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Year ending December 31 [Abstract]
2012	$ 238,365
2013	486,378
2014	19,016
Amount contractual purchase obligation, Total	$ 743,759

Common Stock and Additional Paid In Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended				10 Months Ended		10 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jul. 11, 2010 Company's authorized capital stock [Member]	Jul. 20, 2010 Company's authorized capital stock [Member]	Oct. 19, 2010 Company's authorized capital stock [Member]	Jul. 12, 2010 Authorized capital stock (amended articles of incorporation) [Member]	Nov. 04, 2010 Company's IPO completion [Member]	Mar. 22, 2012 Follow-on offering completion [Member]	Jun. 30, 2011 Q4 2010 Dividends paid [Member]	Jun. 30, 2011 Q1 2011 Dividends paid [Member]	Jun. 30, 2012 Q4 2011 Dividends paid [Member]	Jun. 30, 2012 Q1 2012 Dividends paid [Member]
Common stock authorization date				July 14, 2010
Common stock shares authorized			2,000,000			1,000,000,000
Stock split date					August 27, 2010
Common stock shares issued			1,000,000	24,000,000	22,000,000		13,300,000	7,500,000
Dividend per share					$ 0.88
Common Stock issuance cost	$ 100,584			$ 2,400
Total Common stock shares issued as at period end.				25,000,000			60,300,000	67,800,000
Common stock shares par value			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Public offering per share price							$ 12	$ 14.1
Preferred Stock, Shares Authorized						100,000,000
Initial Public offering proceeds, net							145,543
Follow-on offering proceeds, net								100,584
Preferred stock shares designated as Series A Participating Preferred Stock						10,000,000
Preferred stock shares par value						$ 0.0001
Dividends paid	$ (34,587)	$ (30,150)							$ (15,075)	$ (15,075)	$ (16,281)	$ (18,306)
Dividends paid, per common share									$ 0.25	$ 0.25	$ 0.27	$ 0.27

Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest and Debt Expense [Abstract]
Interest expense	$ 13,773	$ 9,812
Interest capitalized	(3,548)	(2,086)
Swap effect	24,686	25,868
Amortization and write off of financing costs	540	1,335
Commitment fees	2,635	1,092
Bank charges and other	151	85
Total	$ 38,237	$ 36,106

Taxes - Additional Information (Details)	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]:
Applicable Tax	4.00%
US related gross transportation income that tax applies	50.00%
Ownership Income Tax Percentage	50.00%

Derivatives - Interest Rate Swap Agreements (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional Amount	$ 85,000
Interest rate swap agreement 1 [member]
Derivative [Line Items]
Effective date	Jun 30, 2008
Termination date	Jun 30, 2015
Notional Amount	425,000
Fixed rate	4.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(23,238)	(27,494)
Interest rate swap agreement 2 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2008
Termination date	Jun 30, 2015
Notional Amount	75,000
Fixed rate	4.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(4,101)	(4,852)
Interest rate swap agreement 3 [Member]
Derivative [Line Items]
Effective date	Sep 30, 2008
Termination date	Jun 30, 2015
Notional Amount	100,000
Fixed rate	4.09%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(5,559)	(6,594)
Interest rate swap agreement 4 [Member]
Derivative [Line Items]
Effective date	Sep 30, 2008
Termination date	Jun 30, 2015
Notional Amount	250,000
Fixed rate	4.02%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(13,585)	(16,051)
Interest rate swap agreement 5 [Member]
Derivative [Line Items]
Effective date	May 16, 2008
Termination date	May 16, 2014
Notional Amount	75,000
Fixed rate	3.88%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(3,381)	(4,075)
Interest rate swap agreement 6 [Member]
Derivative [Line Items]
Effective date	May 16, 2008
Termination date	May 16, 2014
Notional Amount	75,000
Fixed rate	3.88%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(3,381)	(4,075)
Interest rate swap agreement 7 [Member]
Derivative [Line Items]
Effective date	Jun 17, 2008
Termination date	Jun 17, 2013
Notional Amount	73,000
Fixed rate	3.57%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(1,557)	(2,288)
Interest rate swap agreement 8 [Member]
Derivative [Line Items]
Effective date	Jun 17, 2008
Termination date	Jun 17, 2013
Notional Amount	73,000
Fixed rate	3.57%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(1,557)	(2,288)
Interest rate swap agreement 9 [Member]
Derivative [Line Items]
Effective date	Feb 21, 2007
Termination date	Feb 21, 2017
Notional Amount	85,000
Fair value of financial instruments	(11,868)	(12,268)
Interest rate swap agreement 10 [Member]
Derivative [Line Items]
Effective date	Aug 4, 2008
Termination date	Aug 5, 2013
Notional Amount	74,000
Fixed rate	3.60%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(2,359)	(3,226)
Interest rate swap agreement 11 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2011
Termination date	Jun 29, 2018
Notional Amount	50,000
Fixed rate	3.45%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(18,881)	(15,478)
Interest rate swap agreement 12 [Member]
Derivative [Line Items]
Effective date	Sep 30, 2011
Termination date	Jun 29, 2018
Notional Amount	20,000
Fixed rate	4.05%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(23,435)	(19,031)
Interest rate swap agreement 13 [Member]
Derivative [Line Items]
Effective date	Sep 28, 2012
Termination date	Jun 29, 2018
Notional Amount	40,000
Fixed rate	3.60%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(5,502)	(4,396)
Interest rate swap agreement 14 [Member]
Derivative [Line Items]
Effective date	Aug 22, 2011
Termination date	Aug 22, 2018
Notional Amount	65,000
Fixed rate	2.79%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(4,896)	(4,297)
Interest rate swap agreement 15 [Member]
Derivative [Line Items]
Effective date	Dec 15, 2012
Termination date	Dec 15, 2020
Notional Amount	133,700
Fixed rate	3.51%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(14,576)	(11,088)
Interest rate swap agreement 16 [Member]
Derivative [Line Items]
Effective date	Jan 15, 2014
Termination date	Jan 15, 2021
Notional Amount	67,781
Fixed rate	2.94%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(4,135)	(2,461)
Interest rate swap agreement 17 [Member]
Derivative [Line Items]
Effective date	Feb 15, 2014
Termination date	Feb 15, 2021
Notional Amount	67,781
Fixed rate	2.99%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(4,201)	(2,524)
Interest rate swap agreement 18 [Member]
Derivative [Line Items]
Effective date	Mar 15, 2014
Termination date	Mar 15, 2021
Notional Amount	67,781
Fixed rate	3.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(4,235)	(2,558)
Interest rate swap agreement 19 [Member]
Derivative [Line Items]
Effective date	Feb 20, 2013
Termination date	Feb 20, 2020
Notional Amount	30,000
Fixed rate	2.39%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,513)	(770)
Interest rate swap agreement 20 [Member]
Derivative [Line Items]
Effective date	Apr 30, 2013
Termination date	Apr 30, 2020
Notional Amount	30,000
Fixed rate	2.49%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,568)	(818)
Interest rate swap agreement 21 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2013
Termination date	Jun 30, 2020
Notional Amount	30,000
Fixed rate	2.58%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,629)	(867)
Interest rate swap agreement 22 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2013
Termination date	Jun 30, 2020
Notional Amount	30,000
Fixed rate	2.41%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,374)	(611)
Interest rate swap agreement 23 [Member]
Derivative [Line Items]
Effective date	Feb 20, 2013
Termination date	Feb 20, 2020
Notional Amount	30,000
Fixed rate	2.24%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,291)	(541)
Interest rate swap agreement 24 [Member]
Derivative [Line Items]
Effective date	Apr 30, 2013
Termination date	Apr 30, 2020
Notional Amount	30,000
Fixed rate	2.32%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,317)	(562)
Interest rate swap agreement 25 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2013
Termination date	Jun 30, 2020
Notional Amount	16,400
Fixed rate	2.46%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(842)	(429)
Interest rate swap agreement 26 [Member]
Derivative [Line Items]
Effective date	Apr 30, 2013
Termination date	Apr 30, 2020
Notional Amount	16,400
Fixed rate	2.38%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(818)	(409)
Interest rate swap agreement 27 [member]
Derivative [Line Items]
Effective date	Feb 20, 2013
Termination date	Feb 20, 2020
Notional Amount	16,400
Fixed rate	2.29%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(792)	(386)
Fair value of Company's interest rate swap agreements designed as hedging instruments [Member]
Derivative [Line Items]
Fair value of financial instruments	$ (161,591)	$ (150,437)

Derivatives - Interest Rate Swap Agreement 9 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Notional Amount	$ 85,000
Interest rate range	2.23%-6.00%
Knock-in floor	2.23%
Struck	6.00%
Types of Interest Rate Derivatives Used	ten-year zero cost collar agreement
Forward hedging period	February 2007 to February 2017

Derivatives not Designated as Hedging Instruments-Additional Information (Details) (Interest rate swaps that do not meet the criteria for hedge accounting [Member], USD $)
In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Interest rate swaps that do not meet the criteria for hedge accounting [Member]
Derivative [Line Items]
Notional Amount	$ 100,000
Interest rate range	1.37%-6.00%
Knock-in floor	1.37%
Nine-Year Forward Hedging Period	September 2008 to March 2017
Struck	6.00%
Fair value as at the period end	$ 21,771	$ 20,254

Derivatives - Interest Rate Swaps - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest Rate Derivatives [Abstract]
Realized ineffectiveness of interest rate swaps	$ 0	$ 0

Derivatives - Foreign currency agreements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Number of foreign currency agreements (Euro/US dollar contracts)	10		16
Foreign currency agreements value	$ 16,000		$ 25,000
Average forward rate	1.285		1.3422
Forward rate contract expiration frequency	monthly intervals in 2012		monthly intervals in 2012
Gain (Loss) on derivative instruments from forward contracts	$ 838	$ 1,639

Derivatives in ASC 815 Cash Flow Hedging Relationships (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative [Line Items]
Total	$ (11,154)	$ (6,236)
Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Derivative [Line Items]
Interest rate swaps, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(11,154)	(6,236)
Total	(11,154)	(6,236)
Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain (Loss) on derivative instruments
Amount of Gain (Loss) recognized in income of derivative Ineffective Portion [Member]
Derivative [Line Items]
Interest rate swaps, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	0	0
Total	$ 0	$ 0

Derivatives - Not Designated as Hedging Instruments under ASC 815 (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative [Line Items]
Forward contracts	$ 838	$ 1,639
Total Gain (Loss) on Derivative Instruments	(679)	(69)
Location of Gain (Loss) recognized on derivative [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain (Loss) on derivative instruments
Description of Location of Gain (Loss) on Foreign Currency Derivative in Financial Statements	Gain (Loss) on derivative instruments
Amount of Gain (Loss) recognized in income on derivative [Member]
Derivative [Line Items]
Interest rate swaps	(1,517)	(1,708)
Forward contracts	838	1,639
Total Gain (Loss) on Derivative Instruments	$ (679)	$ (69)

Financial Instruments - Fair value - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Fair Value Disclosure [Abstract]:
Interest rate swaps-liability position, at fair value	$ 183,362	$ 170,691
Forward contracts-liability position, at fair value	$ 146	$ 984

Financial Instruments - Fair value of Assets and Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Forward contracts-liability position	$ (146)	$ (984)
Interest rate swaps-liability position	(183,362)	(170,691)
Total	(183,508)	(171,675)
Quoted Prices Active Markets for Identical Assets (Level 1) [Member]
Derivatives Fair Value [Line Items]
Forward contracts-liability position	0	0
Interest rate swaps-liability position	0	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Derivatives Fair Value [Line Items]
Forward contracts-liability position	(146)	(984)
Interest rate swaps-liability position	(183,362)	(170,691)
Total	(183,508)	(171,675)
Unobservable Inputs (Level 3) [Member]
Derivatives Fair Value [Line Items]
Forward contracts-liability position	0	0
Interest rate swaps-liability position	0	0
Total	$ 0	$ 0

Comprehensive Income (Loss) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Comprehensive Income (Loss) Disclosure [Abstract]
Other comprehensive loss for the period	$ 12,612	$ 7,090
Total comprehensive income for the period	$ 33,069	$ 37,029

Subsequent Events - Additional Information (Table) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 Dividend declared for second quarter of 2012 [Member]	Jul. 17, 2012 Agreement for the purchase of the secondhand vessel Stadt Luebeck [Member]	Jul. 13, 2012 Loan drawdown to partly finance the second predelivery installment of Hull S-4023 [Member]
Subsequent Event [Line Items]
Dividends payable	$ 18,306
Dividends payable, per share	$ 0.27
Date of payment of dividends	Aug 7, 2012
Dividends date of record	Jul 23, 2012
Estimated delivery date		July 2012
Price Vessels		11,300
Drawdown amount, subsequent			$ 7,640